Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Statutory tax expense	$ 75	$ 130	$ 115
IRAP and state taxes		38	38
Statutory rate differential		(11)	(9)
Other		(5)	(15)
Nondeductible expenses		10	5
Tax law changes		0	0
Change in valuation allowances	34	19	60
Nondeductible foreign exchange loss	27
Other	2
Change in unrecognized tax benefits	9
Provision for income taxes	$ 165	$ 250	$ 223
Percent
United Kingdom statutory tax rate (as a percent)	25.00%	25.00%	23.50%
Change in valuation allowances	11.47%
Nondeductible foreign exchange loss	9.00%
Other	0.67%
Change in unrecognized tax benefits	2.99%
Effective tax rate (as a percent)	55.02%	48.00%	45.80%
United Kingdom ("U.K.")
Amount
Other	$ 0
Percent
Other	0.01%
Italy
Amount
IRAP and state taxes	$ 30
Statutory rate differential	(5)
Other	$ 5
Percent
Italy regional tax (“IRAP”)	10.06%
Statutory rate differential	(1.65%)
Other	1.78%
United States ("U.S.")
Amount
Statutory rate differential	$ 5
Other	3
Nondeductible expenses	3
Research & development tax credits	(6)
Tax law changes	$ (15)
Percent
Statutory rate differential	1.66%
Other	0.93%
Nondeductible compensation expense	1.07%
Research & development tax credits	(2.03%)
Effect of changes in tax laws	(5.01%)
Cyprus
Amount
Statutory rate differential	$ (6)
Other	$ (2)
Percent
Statutory rate differential	(2.04%)
Other	(0.81%)
Other
Amount
Statutory rate differential	$ 6
Percent
Statutory rate differential	1.92%